PENSION PLAN - Employee Benefit Obligations (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	CAD 22	CAD 27
Registered Plan
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	10	16
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	11	10
Other accrued benefit obligations
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	CAD 1	CAD 1